Cover	Apr. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed in a Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2021 by Sollensys Corp (the “Company”), on October 26, 2021, the Company entered into a Merger Agreement (“Merger Agreement”) by and among (i) the Company; (ii) S-CC Merger Sub, Inc., a wholly owned subsidiary of the Company (“S-CC Merger Sub”); (iii) S-Solutions Merger Sub, Inc., a wholly owned subsidiary of the Company (“S-Solutions Merger Sub”); (iv) Celerit Corporation (“Celerit”); (v) Celerit Solutions Corporation (“Celerit Solutions”); and (vi) Terry Rothwell (collectively, (i)-(v), the “Merger Parties”). Pursuant to the terms of the Merger Agreement, if the Merger did not close by January 31, 2022, the Merger Agreement would terminate. Also as previously disclosed in a Current Report on Form 8-K filed with the SEC on February 3, 2022, by the Company, on January 28, 2022, the Merger Parties entered into an Amendment to Merger Agreement, dated as of January 28, 2022, pursuant to which the Merger Parties agreed to extend the closing deadline to March 31, 2022. As previously disclosed in a Current Report on Form 8-K filed with the SEC on April 5, 2022 by the Company, on March 31, 2022, the Merger Parties entered into the Second Amendment to Merger Agreement, dated as of March 31, 2022 (the “Second Amendment”), pursuant to which the Merger Parties agreed to extend the closing deadline to April 7, 2022. As previously disclosed in a Current Report on Form 8-K filed with the SEC on April 13, 2022 by the Company, on April 7, 2022, the Merger Parties executed an Amended and Restated Merger Agreement (the “AR Merger Agreement”). The transactions contemplated by the AR Merger Agreement closed on April 7, 2022, subject to acceptance of Articles of Merger filed on the Closing Date with the Secretary of State of Arkansas, which have been filed and which are currently pending. The Company is filing this Amendment No. 1 to the April 8-K to provide the required disclosure under Item 2.01 and to provide the historical audited financial statements of Celerit and Celerit Solutions and the pro forma consolidated financial information required by Items 9.01(a) and 9.01(b) of Form 8-K.
Document Period End Date	Apr. 07, 2022
Entity File Number	333-174581
Entity Registrant Name	SOLLENSYS CORP
Entity Central Index Key	0001519177
Entity Tax Identification Number	80-0651816
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2475 Palm Bay Rd. NE
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Palm Bay
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32905
City Area Code	(866)
Local Phone Number	438-7657
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false